Retirement Plans - Components of Net Periodic Pension Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Service cost	$ 306	$ 1,204
Interest cost	639	884
Expected return on plan assets	(1,021)	(965)
Net amortization and deferral	334	698
Net periodic benefit cost	258	1,821
Net loss (gain) recognized in other comprehensive income	(1,228)	(4,406)
Total recognized in net periodic benefit cost and other comprehensive income (before tax)	$ (970)	$ (2,585)